Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	69 Months Ended
	Jan. 17, 2019	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000203678
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LSV Emerging Markets Equity Fund, Institutional Class Shares
C000203679
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LSV Emerging Markets Equity Fund, Investor Class Shares
Without Sales Load [Member] | C000203678
Average Annual Return [Line Items]
Average Annual Return, Percent		25.46%	8.16%	7.51%
Without Sales Load [Member] | C000203679
Average Annual Return [Line Items]
Average Annual Return, Percent		25.30%	7.90%	7.31%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent		25.32%	3.93%	4.36%
MSCI Emerging Markets Index (Net) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index (Net) (USD)
Average Annual Return, Percent		25.32%	3.93%	4.36%